Common Stock and Stock Option Plans (Common Stock - Rights and Privileges Related to Ordinary Shares, Issued Shares, Reverse Stock Split, and Change of Nominal Value of Ordinary Shares) - Additional Information (Detail)
12 Months Ended
	Aug. 11, 2016 USD ($)	Aug. 11, 2016 EUR (€)	Feb. 05, 2016 USD ($) shares	Feb. 05, 2016 EUR (€) € / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares		Dec. 31, 2016 EUR (€) shares		Dec. 31, 2015 USD ($) shares		Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 € / shares	Aug. 11, 2016 EUR (€) € / shares	Jul. 20, 2016 EUR (€) € / shares shares	Jul. 19, 2016 € / shares	Dec. 31, 2014 shares	[2]
Disclosure of classes of share capital [Abstract]
Number of shares outstanding					22,133,149	22,133,149				5,533,287		22,133,149
Nominal value of price per share | € / shares				€ 0.40								€ 0.80	€ 0.80	€ 0.80	€ 12.80
Retained earnings					$ 305,900,000							€ 255,100,000
Dividends paid | $					$ 0	$ 0				$ 0
Final gross proceed through distribution of preferential subscription | €				€ 350,589,080.16
Additional shares issued			531,195,576	531,195,576		16,599,862	[1]	16,599,862	[1]
Net proceeds of the issuance amount			$ 367,500,000	€ 337,000,000		$ 367,500,000		€ 337,000,000
Fair value of share issues				708,260,768	22,133,149	22,133,149	[1]			5,533,287	[1],[2]	22,133,149			22,133,149		5,533,287
Total share capital of nominal shares	$ 20,300,000			€ 283,304,307.20	$ 20,300,000	$ 20,300,000				$ 92,800,000		€ 17,706,519		€ 17,706,519.0	€ 283,304,307.20
Former shares required to get new shares															32
Price per shares of share newly issued | € / shares																€ 0.69
Share capital value reduction	$ 304,100,000	€ 265,597,788.0

[1]	Number of shares as of January 1, 2016 and capital increase have been restated to reflect the 32-for-one stock split on July 20, 2016.
[2]	Number of shares as of January 1, 2015 and December 31, 2015 has been restated to reflect the 32-for-one stock split on July 20, 2016